United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                 (412) 288-1900 (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 9/30/06


                        Date of Reporting Period: 6/30/06







Item 1.     Schedule of Investments




FEDERATED MUNICIPAL ULTRASHORT FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS--62.3%
                   ALABAMA--1.2%
  $  1,075,000     Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007                                              $   1,086,169
       500,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008             507,945
       635,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009             648,252
     1,000,000     Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011          1,000,910
                       TOTAL                                                                                               3,243,276
                   ARIZONA--1.5%
     1,000,000     Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management,               988,770
                   Inc.), Mandatory Tender 12/1/2007
     3,000,000   1 Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory             2,945,820
                   Tender 6/1/2010
                       TOTAL                                                                                               3,934,590
                   ARKANSAS--0.9%
     1,725,000     Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.65% TOBs (Waste              1,724,258
                   Management, Inc.), Mandatory Tender 8/1/2006
       775,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                  768,436
                   10/1/2017
                       TOTAL                                                                                               2,492,694
                   COLORADO--2.5%
       500,000     Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006             498,595
       285,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,               281,700
                   Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
     1,500,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs        1,469,985
                   (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009
       300,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement             300,726
                   Communities, Inc.), 12/1/2007
       400,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement             400,912
                   Communities, Inc.), 12/1/2008
       500,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement             501,270
                   Communities, Inc.), 12/1/2009
     2,000,000     Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank,                 1,977,380
                   Birmingham LOC), Mandatory Tender 12/1/2007
       865,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                854,983
                   Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
       400,000     Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds,                396,528
                   3.875%, 3/1/2007
                       TOTAL                                                                                               6,682,079
                   CONNECTICUT--0.4%
     1,000,000     Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC               981,340
                   INS), Mandatory Tender 10/1/2008
                   FLORIDA--12.1%
     1,400,000     Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%,            1,400,056
                   5/1/2012
       111,667     Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties),          106,963
                   7/1/2040
       410,000     Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00%                  409,971
                   (Original Issue Yield: 5.10%), 5/1/2011
       750,000     Durbin Crossing Community Development District, FL, Special Assessment Bonds (Series 2005B-1),            751,605
                   4.875% (Original Issue Yield: 4.903%), 11/1/2010
       750,000     Durbin Crossing Community Development District, FL, Special Assessment Bonds (Series 2005B-2),            747,780
                   4.875% (Original Issue Yield: 4.903%), 11/1/2010
       500,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               499,965
                   2006B), 5.00%, 5/1/2011
        85,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B),               85,172
                   5.00% (Original Issue Yield: 5.10%), 11/1/2007
       365,000   1 Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006                             363,018
       645,000     Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B),             646,335
                   5.50% (Original Issue Yield: 5.65%), 5/1/2010
        95,000     Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds               95,085
                   (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008
     6,000,000     Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health           6,155,520
                   System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009
     1,145,000     Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point             1,148,103
                   Village Project), 11/15/2006
        80,000     Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series              80,045
                   2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008
     2,300,000     Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series           2,302,438
                   2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009
    14,550,000     Orange County, FL, Health Facilities Authority, (Series A) Auction Rate Securities (Orlando            14,550,000
                   Regional Healthcare System)/(Radian Asset Assurance INS), 3.700%, 7/20/2006
     1,925,000     Paseo Community Development District, FL, Capital Improvement Revenue Bonds (Series 2006),              1,934,317
                   5.00%, 2/1/2011
       155,000     Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series                 155,569
                   2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008
       995,000     South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-            996,015
                   1), 5.125%, 11/1/2009
        85,000     Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B),           85,557
                   5.90% (Original Issue Yield: 6.00%), 5/1/2008
                       TOTAL                                                                                              32,513,514
                   GEORGIA--3.2%
     5,882,000     Burke County, GA Development Authority, (1994 Third Series) Auction Rate Securities (Georgia            5,882,000
                   Power Co.), 4.050%, 7/24/2006
     2,835,000     Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo &                     2,813,114
                   Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011
                       TOTAL                                                                                               8,695,114
                   ILLINOIS--0.4%
     1,000,000     Will County, IL, Debt Certificates (Series 2006), 4.375% (Joliet School District No. 86),               1,000,710
                   12/1/2009
                   INDIANA--1.3%
       220,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%             220,671
                   (Baptist Homes of Indiana), 11/15/2006
       370,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%             373,774
                   (Baptist Homes of Indiana), 11/15/2007
       780,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%             792,394
                   (Baptist Homes of Indiana), 11/15/2008
     2,000,000     Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.),                 1,990,340
                   Mandatory Tender 10/1/2006
                       TOTAL                                                                                               3,377,179
                   IOWA--1.1%
       500,000     Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C),              497,585
                   4.50% TOBs (Bartels Lutheran Retirement Community) 11/15/2008
       500,000     Iowa Higher Education Loan Authority, Revenue Notes (Series 2006A), 5.70% RANs (Iowa Wesleyan             505,590
                   College), 5/24/2007
       600,000     Iowa Higher Education Loan Authority, Revenue Notes (Series 2006I), 5.75% RANs (William Penn              606,174
                   University), 5/24/2007
       130,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006           129,540
       660,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007           653,083
       685,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008           673,191
                       TOTAL                                                                                               3,065,163
                   KANSAS--2.6%
     3,000,000     Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light         3,014,490
                   Co.), Mandatory Tender 10/1/2007
     3,400,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009                                 3,400,748
       350,000     University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health                350,592
                   System), 9/1/2006
       250,000     University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health                252,835
                   System), 9/1/2007
                       TOTAL                                                                                               7,018,665
                   LOUISIANA--3.4%
       500,000     Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum                500,975
                   Corp.), 12/1/2006
     2,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B),             2,054,700
                   5.00% (AMBAC INS), 6/1/2009
     4,500,000     Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),            4,463,235
                   Mandatory Tender 4/1/2008
       535,000     Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health                  533,240
                   System), 10/1/2006
       800,000     Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health                  790,544
                   System), 10/1/2007
       830,000     Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health                  819,899
                   System), 10/1/2008
                       TOTAL                                                                                               9,162,593
                   MASSACHUSETTS--0.3%
       430,000     Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007                 431,307
       400,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of            405,088
                   Pharmacy & Allied Health Sciences), 7/1/2008
                       TOTAL                                                                                                 836,395
                   MICHIGAN--1.0%
     1,365,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital         1,388,751
                   ), 7/1/2010
       250,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),           253,418
                   5.00% (Henry Ford Health System, MI), 11/15/2007
     1,000,000     Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory              993,250
                   Tender 8/1/2007
                       TOTAL                                                                                               2,635,419
                   MINNESOTA--0.2%
       200,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%            201,452
                   (Gillette Children's Specialty Healthcare), 2/1/2007
       200,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%            203,438
                   (Gillette Children's Specialty Healthcare), 2/1/2008
                       TOTAL                                                                                                 404,890
                   MISSOURI--1.1%
     1,500,000     Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007           1,514,205
     1,500,000     Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007         1,509,975
                       TOTAL                                                                                               3,024,180
                   NEVADA--3.8%
     2,345,000     Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007                    2,328,655
       735,000     Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No.           717,867
                   151), 8/1/2011
       465,000     Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009          457,546
     1,515,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls        1,504,849
                   at Lake Las Vegas LID No. T-16), 3/1/2011
     1,485,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls        1,484,540
                   at Lake Las Vegas LID No. T-16), 3/1/2009
       285,000     Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60%                 282,672
                   (Madeira Canyon LID No. T-17), 9/1/2007
       100,000     Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.20%                  99,872
                   (Madeira Canyon LID No. T-17), 9/1/2006
       805,000     Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80%                 793,553
                   (Madeira Canyon LID No. T-17), 9/1/2008
       770,000     Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15%                 751,250
                   (Madeira Canyon LID No. T-17), 9/1/2010
     1,695,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID          1,687,271
                   No. 607), 6/1/2007
                       TOTAL                                                                                              10,108,075
                   NEW JERSEY--4.9%
     1,000,000     Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007                        1,002,750
     2,900,000     Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006                                                     2,900,783
     1,250,000     Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006                                                         1,250,012
     1,000,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                                                     1,000,880
     2,300,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                                                     2,301,633
     2,000,000     Hoboken, NJ, 4.00% BANs, 9/15/2006                                                                      1,999,240
       275,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward                     273,611
                   Homestead), 11/1/2006
       705,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward                     691,788
                   Homestead)/(Original Issue Yield: 3.35%), 11/1/2007
     1,742,000     Weehawken Township, NJ, 5.00% BANs, 4/12/2007                                                           1,754,786
                       TOTAL                                                                                              13,175,483
                   NEW MEXICO--0.9%
     2,000,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC         1,961,280
                   INS) 8/1/2012
       500,000     Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel                487,900
                   Corp.), 6/1/2010
                       TOTAL                                                                                               2,449,180
                   NEW YORK--1.8%
     1,000,000     Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007                                                     1,007,580
     1,000,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011                                  1,039,370
       855,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health             861,712
                   Obligated Group), 7/1/2011
       200,000     Schenectady, NY, (Series 2005), 4.70% TANs, 12/29/2006                                                    199,506
     1,630,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue            1,607,914
                   Yield: 4.83%), 6/1/2022
                       TOTAL                                                                                               4,716,082
                   NORTH CAROLINA--0.4%
     1,000,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds                987,090
                   (Series 2004C), 3.80% (Cypress Glen), 10/1/2007
                   OHIO--5.1%
     5,000,000     Hicksville, OH Village School District, 4.50% BANs, 7/18/2006                                           5,000,400
     2,300,000     Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002) ,           2,268,122
                   3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008
     5,215,000     Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue          5,140,426
                   Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                   Tender 4/1/2008
     1,400,000     Ohio State Air Quality Development Authority, PCRBs, 4.25% TOBs (Pennsylvania Power Co.)                1,396,150
                   7/1/2006
                       TOTAL                                                                                              13,805,098
                   PENNSYLVANIA--2.0%
       330,000     Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.),                 331,267
                   4/1/2007
     1,500,000     Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC           1,480,380
                   Bank, N.A. LOC), Mandatory Tender 1/15/2007
       800,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),             792,552
                   2.875% (Mercyhurst College), 3/15/2007
       200,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),             198,138
                   2.875% (Mercyhurst College), 3/15/2007
       500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 4.30% (Redstone           499,580
                   Presbyterian Seniorcare Obligated Group), 1/1/2007
       650,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone           654,108
                   Presbyterian Seniorcare Obligated Group), 1/1/2008
       750,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone           756,488
                   Presbyterian Seniorcare Obligated Group), 1/1/2009
       750,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone           755,985
                   Presbyterian Seniorcare Obligated Group), 1/1/2010
                       TOTAL                                                                                               5,468,498
                   RHODE ISLAND--0.5%
     1,300,000     Cranston, RI, 5.25% BANs, 8/1/2006                                                                      1,300,962
                   SOUTH CAROLINA--0.7%
     2,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25%            1,995,900
                   (International Paper Co.), 10/1/2007
                   TENNESSEE--0.7%
     2,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007                            1,995,420
                   TEXAS--3.6%
     1,015,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional             1,019,232
                   Health System), 9/1/2008
     1,020,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional             1,039,003
                   Health System), 9/1/2009
     1,000,000     Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20%          999,950
                   (Occidental Petroleum Corp.), 11/1/2006
     1,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D),             1,000,690
                   4.55% (Waste Management, Inc.), 4/1/2012
     1,000,000     Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs                  1,001,110
                   (Lewisville Castle Hills Public Improvement District No. 3)/(United States Treasury PRF
                   11/1/2006 @100), Mandatory Tender 11/1/2006
     4,500,000     Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Co.            4,508,595
                   LLC), Mandatory Tender 11/1/2006
                       TOTAL                                                                                               9,568,580
                   UTAH--1.2%
     3,300,000     Box Elder County, UT, PCRBs (Series 1984), 3.30% TOBs (Nucor Corp.), Optional Tender 10/1/2006          3,291,948
                   VIRGINIA--1.1%
     2,000,000     Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management,         2,027,800
                   Inc.), 2/1/2009
     1,000,000     Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007                1,004,190
                       TOTAL                                                                                               3,031,990
                   WASHINGTON--0.8%
     2,150,000     Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008        2,195,558
                   WYOMING--1.6%
     4,200,000     Albany County, WY, PCRBs (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific          4,197,102
                   Corp. GTD), Optional Tender 12/1/2006
                       TOTAL MUNICIPAL BONDS                                                                             167,354,767
                       (IDENTIFIED COST $168,275,939)
                   SHORT-TERM MUNICIPALS--37.1%3
                   ALABAMA--7.8%
     5,000,000     Columbia, AL IDB, PCR (1995 Series C) Daily VRDNs (Alabama Power Co.), 4.050%, 7/3/2006                 5,000,000
     1,645,000     Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A.             1,645,000
                   LOC), 4.080%, 7/7/2006
     3,500,000     Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series              3,500,000
                   2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC),
                   4.770%, 7/6/2006
     8,000,000     Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton        8,000,000
                   Cove, Inc.)/(BNP Paribas SA LOC), 3.970%, 7/6/2006
       875,000     Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A., Birmingham, AL              875,000
                   LOC), 4.240%, 7/6/2006
     1,910,000     Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC),            1,910,000
                   4.080%, 7/7/2006
                       TOTAL                                                                                              20,930,000
                   ALASKA--0.3%
       800,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC               800,000
                   GTD), 3.990%, 7/3/2006
                   CALIFORNIA--3.2%
     4,800,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),             4,800,000
                   4.290%, 7/6/2006
     3,825,000     Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank,        3,825,000
                   N.A. LOC), 4.350%, 7/6/2006
                       TOTAL                                                                                               8,625,000
                   FLORIDA--1.7%
     4,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),           4,500,000
                   5.090%, 7/5/2006
                   GEORGIA-1.9%
     1,085,000     Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA                      1,085,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.400%, 7/6/2006
     4,005,000     Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische        4,005,000
                   Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia
                   Bank N.A. LOCs), 4.000%, 7/5/2006
                       TOTAL                                                                                               5,090,000
                   ILLINOIS--1.5%
     4,000,000     Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse,              4,000,000
                   Zurich LOC), 3.990%, 7/5/2006
                   INDIANA--4.8%
     5,000,000     Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.),            5,000,000
                   4.340%, 7/5/2006
     8,000,000     Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.340%, 7/5/2006                 8,000,000
                       TOTAL                                                                                              13,000,000
                   MARYLAND--3.0%
     3,015,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs            3,015,000
                   (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC), 3.970%, 7/6/2006
     5,100,000     Washington County, MD Economic Development Revenue Board, (Series 1986A) Weekly VRDNs                   5,100,000
                   (Radioshack Corp.), 4.550%, 7/6/2006
                       TOTAL                                                                                               8,115,000
                   MINNESOTA--1.2%
     3,250,000     Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 4.200%, 7/5/2006        3,250,000
                   MISSOURI--0.4%
     1,155,000     Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A.         1,155,000
                   LOC), 4.270%, 7/6/2006
                   MULTI STATE--0.4%
       923,000 1,2 Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA                 923,000
                   COL)/(State Street Bank and Trust Co. LIQ), 4.170%, 7/6/2006
                   OHIO--6.1%
     1,410,000     Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs          1,410,000
                   (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.980%, 7/6/2006
     3,245,000     Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City           3,245,000
                   Bank, Ohio LOC), 4.070%, 7/6/2006
     6,010,000     Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center,           6,010,000
                   Inc.)/(U.S. Bank, N.A. LOC), 3.970%, 7/6/2006
     4,000,000     Ohio Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 4.100%,               4,000,000
                   7/6/2006
     1,635,000     Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC), 4.110%,         1,635,000
                   7/6/2006
                       TOTAL                                                                                              16,300,000
                   OKLAHOMA--0.4%
     1,000,000     Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs                1,000,000
                   (Oklahoma Gas and Electric Co.), 4.050%, 7/5/2006
                   SOUTH CAROLINA--1.0%
     2,800,000     South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC),        2,800,000
                   5.170%, 7/6/2006
                   TENNESSEE--1.5%
     1,230,000     Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC        1,230,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.050%, 7/3/2006
     2,705,000     Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/              2,705,000
                   (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.050%, 7/3/2006
                       TOTAL                                                                                               3,935,000
                   TEXAS--1.5%
     2,000,000     Harris County, TX HFDC, (Series 2002) Daily VRDNs (Young Men's Christian Association of the             2,000,000
                   Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 4.030%, 7/3/2006
     2,100,000     Harris County, TX HFDC, (Series 2005B) Daily VRDNs (Methodist Hospital, Harris County, TX),             2,100,000
                   4.150%, 7/3/2006
                       TOTAL                                                                                               4,100,000
                   UTAH--0.4%
     1,000,000     Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services,                    1,000,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 4.030%, 7/3/2006
                       TOTAL SHORT-TERM MUNICIPALS                                                                        99,523,000
                       (IDENTIFIED COST $99,523,000)
                       TOTAL MUNICIPAL INVESTMENTS - 99.4%                                                               266,877,767
                       (IDENTIFIED COST $267,798,939)4
                       OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                           1,704,487
                       TOTAL NET ASSETS - 100%                                                                         $ 268,582,254


     Securities that are subject to the federal alternative minimum tax (AMT) represent 24.3% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $4,231,838, which represented 1.6% of total net assets.


2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At June 30, 2006, these liquid restricted securities amounted to $923,000, which represented 0.3% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At June 30, 2006, the cost of investments for federal tax purposes was $267,798,489. The net unrealized depreciation of investments for federal tax purposes was $920,722. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,665 and net unrealized depreciation from investments for those securities having an excess of cost over value of $974,387.


Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2006, is as follows:

Security                                                                                                    Acquisition  Acquisition
                                                                                                            Date                Cost
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006                               2/27/2004       $365,000
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender          5/24/2005     $3,000,000
6/1/2010


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 EDA     --Economic Development Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LO      --Limited Obligation
 LOC(s)  --Letter(s) of  Credit
 LT      --Limited Tax
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PCRB(s) --Pollution Control Revenue Bond(s)
 PRF     --Prerefunded
 RANs    --Revenue Anticipation Notes
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        August 21, 2006